Other assets (Tables)	12 Months Ended
Jun. 30, 2025
Other Assets
Schedule of Other Non-Financial Assets

(a)	Prepayments of seed assets

	2025	2024	2023
	AUD$	AUD$	AUD$
CURRENT
Prepayments of seed assets	-	-	3,672,697

(b)	Other current assets

	2025	2024	2023
	AUD$	AUD$	AUD$
CURRENT
Prepayments	58,025	-	-
Tax prepayment	619,932	-	253,760
Other current assets	321,203	201,830	299,555
Total other current assets	999,160	201,830	553,315

(c)	Prepayment of Equipment

	2025	2024	2023
	AUD$	AUD$	AUD$
NON-CURRENT
Prepayment of equipment	-	429,841	-